Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
Boston Common Funds
Boston Common ESG Impact International Fund
TICKER: BCAIX
Boston Common ESG Impact U.S. Equity Fund
TICKER: BCAMX
Boston Common ESG Impact Emerging Markets Fund
TICKER: BCEMX
Boston Common ESG Impact U.S. Value Fund
TICKER: BCVIX (Not available for purchase)

(the “Funds”)

Supplement dated June 26, 2025 to
the Statutory Prospectus dated January 31, 2025

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Funds documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Boston Common Funds
[NAME OF FUND]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Boston Common Funds
[NAME OF FUND]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Please retain this supplement with your Statutory Prospectus for future reference.